UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07831
                                                     ---------

                                FMI Funds, Inc.
                                ---------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                          ---------------------------
              (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                              --------------------
                    (Name and address of agent for service)

                                 414-226-4555
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: JUNE 30, 2006
                          -------------

Item 1. Schedule of Investments.

                                 FMI Focus Fund
                            Schedule of Investments
                                 June 30, 2006
                                  (Unaudited)

Shares or Principal Amount                                         Value
--------------------------                                         -----

LONG-TERM INVESTMENTS-92.0%(A)<F2>

COMMON STOCKS-88.5%(A)<F2>

COMMERCIAL SERVICES SECTOR-4.6%
-------------------------------
               Advertising/Marketing Services-1.4%
     48,000    aQuantive, Inc.*<F1>                             $  1,215,840
    771,000    ValueClick, Inc.*<F1>                              11,834,850
                                                                ------------
                                                                  13,050,690
               Miscellaneous Commercial Services-0.5%
    151,500    ARAMARK Corp. CL B                                  5,016,165

               Personnel Services-2.7%
    386,800    Manpower Inc.                                      24,987,280

COMMUNICATIONS SECTOR-0.9%
--------------------------
               Specialty Telecommunications-0.9%
    400,000    TNS Inc.*<F1>                                       8,276,000

DISTRIBUTION SERVICES SECTOR-7.4%
---------------------------------
               Electronics Distributors-1.9%
    304,000    Arrow Electronics, Inc.*<F1>                        9,788,800
    432,400    Ingram Micro Inc.*<F1>                              7,839,412
                                                                ------------
                                                                  17,628,212
               Wholesale Distributors-5.5%
    512,400    Grainger (W.W.), Inc.                              38,547,852
    603,600    Interline Brands, Inc.*<F1>                        14,112,168
                                                                ------------
                                                                  52,660,020
ELECTRONIC TECHNOLOGY SECTOR-9.1%
---------------------------------
               Electronic Equipment/Instruments-3.2%
    842,643    Symbol Technologies, Inc.                           9,092,118
    500,000    Varian Inc.*<F1>                                   20,755,000
                                                                ------------
                                                                  29,847,118
               Electronic Production Equipment-1.5%
    499,500    Asyst Technologies, Inc.*<F1>                       3,761,235
    726,400    Entegris Inc.*<F1>                                  6,922,592
    180,500    MKS Instruments, Inc.*<F1>                          3,631,660
                                                                ------------
                                                                  14,315,487
               Semiconductors-3.6%
    435,000    Actel Corp.*<F1>                                    6,242,250
  1,079,500    Altera Corp.*<F1>                                  18,945,225
    689,700    Exar Corp.*<F1>                                     9,152,319
                                                                ------------
                                                                  34,339,794
               Telecommunications Equipment-0.8%
     22,200    AudioCodes Ltd.*<F1>                                  241,980
    606,100    Tekelec*<F1>                                        7,485,335
                                                                ------------
                                                                   7,727,315
ENERGY MINERALS SECTOR-2.4%
---------------------------
               Oil & Gas Production-2.4%
    482,000    Noble Energy, Inc.                                 22,586,520

FINANCE SECTOR-11.7%
--------------------
               Finance/Rental/Leasing-2.6%
    256,700    Advance America Cash Advance Centers Inc.           4,502,518
    327,400    Assured Guaranty Ltd.                               8,306,138
    942,200    RAM Holdings Ltd.*<F1>                             11,843,454
                                                                ------------
                                                                  24,652,110
               Life/Health Insurance-1.5%
    100,100    Reinsurance Group of America, Inc.                  4,919,915
    542,700    Scottish Re Group Ltd.                              9,052,236
                                                                ------------
                                                                  13,972,151
               Multi-Line Insurance-1.8%
    264,600    PartnerRe Ltd.                                     16,947,630

               Regional Banks-2.7%
    606,025    Associated Banc-Corp                               19,107,968
    112,700    Greater Bay Bancorp                                 3,240,125
     96,600    Midwest Banc Holdings, Inc.                         2,149,350
    117,900    Nexity Financial Corp.*<F1>                         1,473,750
     11,614    Summit Bancshares, Inc.                               246,333
                                                                ------------
                                                                  26,217,526
               Specialty Insurance-3.1%
    448,700    MGIC Investment Corp.                              29,165,500

HEALTH TECHNOLOGY SECTOR-6.1%
-----------------------------
               Biotechnology-0.7%
    168,400    Charles River Laboratories
                 International, Inc.*<F1>                          6,197,120
     80,600    Genitope Corp.*<F1>                                   509,392
                                                                ------------
                                                                   6,706,512
               Medical Specialties-3.3%
    303,900    Beckman Coulter, Inc.                              16,881,645
    550,000    PerkinElmer, Inc.                                  11,495,000
    160,000    Wright Medical Group, Inc.*<F1>                     3,348,800
                                                                ------------
                                                                  31,725,445
               Pharmaceuticals: Other-2.1%
    355,300    ICON PLC - SP-ADR*<F1>                             19,648,090

INDUSTRIAL SERVICES SECTOR-9.5%
-------------------------------
               Contract Drilling-1.4%
    195,000    Pride International, Inc.*<F1>                      6,089,850
    200,000    Rowan Companies, Inc.                               7,118,000
                                                                ------------
                                                                  13,207,850
               Engineering & Construction-0.6%
    222,000    Chicago Bridge & Iron Co. N.V. NYS                  5,361,300

               Environmental Services-3.4%
  1,131,510    Casella Waste Systems, Inc.*<F1>                   14,811,466
    428,800    Republic Services, Inc.                            17,297,792
                                                                ------------
                                                                  32,109,258
               Oilfield Services/Equipment-4.1%
  1,211,700    Dresser-Rand Group, Inc.*<F1>                      28,450,716
    572,352    Hanover Compressor Co.*<F1>                        10,748,770
                                                                ------------
                                                                  39,199,486
PROCESS INDUSTRIES SECTOR-12.4%
-------------------------------
               Chemicals: Major Diversified-1.9%
    865,800    Celanese Corp.                                     17,679,636

               Chemicals: Specialty-3.9%
    437,800    Airgas, Inc.                                       16,308,050
    429,600    Rockwood Holdings Inc.*<F1>                         9,885,096
    147,200    Sigma-Aldrich Corp.                                10,692,608
                                                                ------------
                                                                  36,885,754
               Containers/Packaging-4.7%
    654,600    Bemis Company, Inc.                                20,043,852
    735,900    Packaging Corp of America                          16,204,518
    778,600    Smurfit-Stone Container Corp.*<F1>                  8,517,884
                                                                ------------
                                                                  44,766,254
               Industrial Specialties-1.9%
    317,700    Ferro Corp.                                         5,070,492
    238,100    Rogers Corp.*<F1>                                  13,414,554
                                                                ------------
                                                                  18,485,046
PRODUCER MANUFACTURING SECTOR-7.0%
----------------------------------
               Electrical Products-1.8%
    160,000    Molex Inc.                                          5,371,200
    402,200    Molex Inc. Cl A                                    11,555,206
                                                                ------------
                                                                  16,926,406
               Industrial Machinery-4.8%
    732,300    Kadant Inc.*<F1>                                   16,842,900
    368,900    Kennametal Inc.                                    22,964,025
    139,400    Regal-Beloit Corp.                                  6,154,510
                                                                ------------
                                                                  45,961,435
               Miscellaneous Manufacturing-0.4%
     95,500    Brady Corp.                                         3,518,220

RETAIL TRADE SECTOR-6.3%
------------------------
               Apparel/Footwear Retail-0.6%
    238,600    Jos. A. Bank Clothiers, Inc.*<F1>                   5,716,856

               Discount Stores-2.4%
    940,400    Family Dollar Stores, Inc.                         22,973,972

               Specialty Stores-3.3%
    443,800    PETCO Animal Supplies, Inc.*<F1>                    9,066,834
    898,200    Rent-A-Center, Inc.*<F1>                           22,329,252
                                                                ------------
                                                                  31,396,086
TECHNOLOGY SERVICES SECTOR-7.6%
-------------------------------
               Data Processing Services-2.4%
  1,242,600    The BISYS Group, Inc.*<F1>                         17,023,620
    260,800    Hewitt Associates, Inc.*<F1>                        5,862,784
                                                                ------------
                                                                  22,886,404
               Information Technology Services-2.1%
  1,225,000    CIBER, Inc.*<F1>                                    8,072,750
    808,100    JDA Software Group, Inc.*<F1>                      11,337,643
                                                                ------------
                                                                  19,410,393
               Internet Software/Services-1.3%
  1,067,000    Digitas Inc.*<F1>                                  12,398,540

               Packaged Software-1.8%
  1,098,100    Parametric Technology Corp.*<F1>                   13,956,851
    280,959    Ulticom, Inc.*<F1>                                  2,941,641
                                                                ------------
                                                                  16,898,492
TRANSPORTATION SECTOR-3.5%
--------------------------
               Other Transportation-2.4%
    903,700    Laidlaw International Inc.                         22,773,240

               Trucking-1.1%
    522,200    Werner Enterprises, Inc.                           10,584,994
                                                                ------------
               Total common stocks                               838,609,187
                 (Cost $706,930,704)

MUTUAL FUNDS-3.5%(A)<F2>
    526,300    iShares S&P SmallCap 600 Index Fund                32,683,230
                                                                ------------
               Total mutual funds                                 32,683,230
                 (Cost $18,252,315)
                                                                ------------
               Total long-term investments                       871,292,417
                 (Cost $725,183,019)

SHORT-TERM INVESTMENTS-8.7%(A)<F2>
               Commercial Paper-6.8%
$15,000,000    Abbey National North America LLC,
                 5.12%, due 7/03/06                               14,995,733
 11,000,000    Prudential Funding LLC, 5.15%, due 7/05/06         10,993,706
 14,000,000    UBS FINANCE (DE), LLC, 5.21%, due 7/06/06          13,989,870
 24,000,000    AIG Funding Inc., 5.13%, due 7/07/06               23,979,480
                                                                ------------
               Total commercial paper                             63,958,789
                 (Cost $63,958,789)

               Variable Rate Demand Note-1.9%
 18,309,975    U.S. Bank, N.A., 5.10%                             18,309,975
                                                                ------------
               Total variable rate demand note                    18,309,975
                 (Cost $18,309,975)                             ------------
               Total short-term investments                       82,268,764
                 (Cost $82,268,764)                             ------------
               Total investments-100.7%                          953,561,181
                 (Cost $807,451,783)

               Liabilities, less cash and
                 Receivables-(0.7%)(A)<F2>                        (6,307,944)
                                                                ------------
               TOTAL NET ASSETS-100.0%                          $947,253,237
                                                                ------------
                                                                ------------

  *<F1>     Non-income producing security.
(A)<F2> Percentages for the various classifications relate to net assets. ADR-American Depositary Receipt
N.V.-Netharland Antilles Limited Liability Corporation
NYS-New York Registered Shares

As of June 30, 2006, investment cost for federal tax purposes was $813,687,270 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation              $164,492,949

Aggregate gross unrealized depreciation               (24,619,038)
                                                     ------------
Net unrealized appreciation                          $139,873,911
                                                     ------------
                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH
THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                               FMI Large Cap Fund
                            Schedule of Investments
                                 June 30, 2006
                                  (Unaudited)

Shares or Principal Amount                                           Value
--------------------------                                           -----

COMMON STOCKS-93.5%(A)<F4>

COMMUNICATIONS SECTOR-4.2%
--------------------------
               Major Telecommunications-4.2%
    252,000    Sprint Nextel Corp.                              $  5,037,480

CONSUMER NON-DURABLES SECTOR-11.2%
----------------------------------
               Beverages: Alcoholic-3.7%
     66,000    Diageo PLC - SP-ADR                                 4,458,300

               Food: Specialty/Candy-3.2%
    100,000    Cadbury Schweppes PLC - SP-ADR                      3,882,000

               Household/Personal Care-4.3%
     83,000    Kimberly-Clark Corp.                                5,121,100

CONSUMER SERVICES SECTOR-6.1%
-----------------------------
               Media Conglomerates-6.1%
    425,000    Time Warner Inc.                                    7,352,500

DISTRIBUTION SERVICES SECTOR-8.6%
---------------------------------
               Medical Distributors-4.8%
     90,000    Cardinal Health, Inc.                               5,789,700

               Wholesale Distributors-3.8%
     60,600    Grainger (W.W.), Inc.                               4,558,938

ELECTRONIC TECHNOLOGY-6.4%
--------------------------
               Electronic Equipment/Instruments-6.4%
    105,000    CANON INC. SP-ADR                                   7,693,350

ENERGY MINERALS SECTOR-2.9%
---------------------------
               Integrated Oil-2.9%
     49,000    BP PLC - SP-ADR                                     3,410,890

FINANCE SECTOR-17.9%
--------------------
               Insurance Brokers/Services-4.3%
    159,000    Willis Group Holdings Ltd.                          5,103,900

               Major Banks-5.7%
    105,900    Bank of New York Company, Inc.                      3,409,980
     67,000    Comerica Inc.                                       3,483,330
                                                                ------------
                                                                   6,893,310
               Property/Casualty Insurance-7.9%
      3,100    Berkshire Hathaway Inc. Cl B*<F3>                   9,433,300

HEALTH TECHNOLOGY SECTOR-3.8%
-----------------------------
               Medical Specialties-3.8%
     73,500    Becton, Dickinson & Co.                             4,493,055

INDUSTRIAL SERVICES SECTOR-4.2%
-------------------------------
               Environmental Services-4.2%
    139,000    Waste Management, Inc.                              4,987,320

PROCESS INDUSTRIES SECTOR-4.3%
------------------------------
               Chemicals: Specialty-4.3%
     95,000    Praxair, Inc.                                       5,130,000

PRODUCER MANUFACTURING SECTOR-4.1%
----------------------------------
               Industrial Conglomerates-4.1%
    177,100    Tyco International Ltd.                             4,870,250

RETAIL TRADE SECTOR-14.7%
-------------------------
               Apparel/Footwear Retail-4.1%
    213,000    TJX Companies, Inc.                                 4,869,180

               Discount Stores-6.6%
    165,000    Wal-Mart Stores, Inc.                               7,948,050

               Food Retail-4.0%
    220,000    Kroger Co.                                          4,809,200

TECHNOLOGY SERVICES SECTOR-5.1%
-------------------------------
               Information Technology Services-5.1%
    215,000    Accenture Ltd.                                      6,088,800
                                                                ------------
               Total common stocks                               111,930,623
                 (Cost $105,016,466)

SHORT-TERM INVESTMENTS-6.2%(A)<F4>
               Commercial Paper-2.5%
 $3,000,000    Prudential Funding LLC, 5.14%, due 7/07/06          2,997,430
                                                                ------------
               Total commercial paper                              2,997,430
                 (Cost $2,997,430)

               Variable Rate Demand Note-3.7%
  4,361,608    U.S. Bank, N.A., 5.10%                              4,361,608
                                                                ------------
               Total variable rate demand note                     4,361,608
                 (Cost $4,361,608)                              ------------
               Total short-term investments                        7,359,038
                 (Cost $7,359,038)                              ------------
               Total investments-99.7%                           119,289,661
                 (Cost $112,375,504)

               Cash and receivables, less
                 Liabilities-0.3%(A)<F4>                             359,576
                                                                ------------
               TOTAL NET ASSETS-100.0%                          $119,649,237
                                                                ------------
                                                                ------------

  *<F3>     Non-income producing security.
(A)<F4> Percentages for the various classifications relate to net assets. ADR-American Depositary Receipt

As of June 30, 2006, investment cost for federal tax purposes was $112,387,090 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation                     $9,496,024

Aggregate gross unrealized depreciation                     (2,593,453)
                                                            ----------
Net unrealized appreciation                                 $6,902,571
                                                            ----------
                                                            ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.
                    -------------------

     By (Signature and Title)  /s/ Ted D. Kellner
                               ---------------------------
                               Ted D. Kellner, President

     Date  8-8-06
           ------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Ted D. Kellner
                              ---------------------------
                              Ted D. Kellner, President

     Date  8-8-06
           ------

     By (Signature and Title) /s/ Ted D. Kellner
                              ------------------------
                              Ted D. Kellner, Treasurer

     Date  8-8-06
           ------